Arm Holdings PLC ADRhedged™
Schedule of Investments
March 31, 2025 (Unaudited)
1
Shares Value
Common Stocks
— 97.0%
Information Technology — 97.0%
ARM Holdings PLC, ADR
*
(Cost $487,081) .......................................................................................................... 4,347 $ 464,216
Short-Term Investment
— 2.7%
Money Market Funds — 2.7%
Dreyfus Treasury Securities Cash Management Institutional Shares, 4.17%
(a)
(Cost $12,963) ........................................................................................................... 12,963 12,963
Total Investments — 99.7%
(Cost $500,044) 477,179
Assets in excess of Other Liabilities,
Net — 0.3% 1,226
Net Assets — 100% $ 478,405
_______________
* Non-income producing security.
(a) Reflects the 7-day yield at March 31, 2025.
ADR : American Depositary Receipt
PLC : Public Limited Company
At March 31, 2025, the Fund had the following currency swaps outstanding:
Counterparty
Settlement
Date
*
Currency to Deliver Currency to Receive
Unrealized
Appreciation
Unrealized
Depreciation
CIBC 04/01/25 USD 487,657 GBP 377,803 $ — $ (5)
CIBC 04/01/25 GBP 377,803 USD 488,907 1,255 —
CIBC 04/02/25 GBP 363,050 USD 468,607 — (2)
Total Unrealized Appreciation/(Depreciation) $ 1,255
$ (7)
*
The currency hedge contracts have an automatic extension on the maturity date, however the currency hedge contracts are marked to market and settled daily and the date reflected herein is the next settlement date.
Currency Abbreviations
USD U.S. Dollar
GBP Pound Sterling